Organization and Basis of Presentation - Summary of Operations and Comprehensive Loss Statements of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	¥ 507,862	$ 79,694	¥ 429,903	¥ 381,677
Net loss	796,697	125,021	407,235	169,156
VIE and VIE's subsidiaries
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	526,071	82,552	432,142	381,460
Net loss	¥ (508,803)	$ (79,842)	¥ (244,765)	¥ (72,015)